Details of the Statements of Profit or Loss and Other Comprehensive Income (General and Administrative Expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Salaries and related compensation	€ 1,442	€ 1,324	€ 1,016
Professional services	2,057	1,978	2,185
Other	1,013	525	399
Total general and administrative expenses	€ 4,512	€ 3,827	€ 3,600